UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Tax-Free Bond Fund

April 30, 2010

1.800354.106

SFB-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Alabama - 0.6%
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 7,500,000	$ 7,887,150
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	868,424
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,720
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13	1,000,000	1,043,440
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,088,070
		11,968,804
Arizona - 3.3%
Arizona Ctfs. of Prtn.:
Series 2002 B, 5.5% 9/1/10 (FSA Insured)	2,200,000	2,236,234
Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,092,390
5.25% 10/1/20 (FSA Insured)	2,600,000	2,865,434
5.25% 10/1/23 (FSA Insured)	5,000,000	5,408,300
5.25% 10/1/26 (FSA Insured)	1,000,000	1,062,470
5.25% 10/1/28 (FSA Insured)	500,000	524,955
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,034,240
Series 2007 B, 1.005% 1/1/37 (d)	1,000,000	697,500
Series 2008 A, 5% 1/1/14	1,220,000	1,318,332
Series 2008 D, 5.5% 1/1/38	3,400,000	3,478,574
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,502,400
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22	1,000,000	1,037,840
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	2,900,000	3,066,112
7% 7/1/33	2,000,000	2,172,260
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,076,810
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,160,240
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,636,873
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) Series 2005, 5% 4/1/12 (Escrowed to Maturity) (e)	$ 1,000,000	$ 1,080,250
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	1,000,000	1,063,570
5% 7/1/17	1,755,000	1,858,703
5% 7/1/18	1,695,000	1,784,394
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,114,476
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	5,000,000	4,444,500
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,421,913
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,354,358
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2006 A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,082,990
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,095,010
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,497,500
5.5% 12/1/29	2,100,000	2,084,985
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,055,410
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,000,000	1,096,790
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,329,114
		63,734,927
Arkansas - 0.5%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity) (e)	1,415,000	1,378,932
Univ. of Arkansas Univ. Revs. (Fayetteville Campus Proj.) Series 2006, 5% 11/1/36 (AMBAC Insured)	8,000,000	8,282,080
		9,661,012
California - 16.1%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,000,000	2,137,760
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	$ 2,155,000	$ 1,233,026
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.5% 5/1/15	600,000	655,416
6% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,663,935
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/13	1,000,000	1,112,190
5.25% 7/1/14	525,000	594,043
Series 2009 A:
5% 7/1/15	2,240,000	2,480,195
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (e)	1,560,000	1,790,006
5.25% 7/1/13 (Escrowed to Maturity) (e)	680,000	769,767
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	720,000	800,777
5.25% 7/1/14	925,000	1,046,647
Series A, 5% 7/1/18	2,400,000	2,704,176
California Edl. Facilities Auth. Rev.:
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	4,873,862
Series A, 5.25% 10/1/38	7,925,000	8,520,485
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,161
5% 2/1/11	40,000	41,196
5% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	84,604
5% 9/1/12	1,000,000	1,081,710
5% 10/1/12	4,400,000	4,771,184
5% 8/1/20	2,745,000	2,905,583
5% 11/1/21	2,430,000	2,530,894
5% 10/1/22	1,500,000	1,579,275
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,151,722
5% 12/1/22	7,810,000	8,154,733
5% 11/1/24	3,000,000	3,094,470
5% 3/1/26	1,000,000	1,017,100
5% 6/1/26	1,085,000	1,103,912
5% 6/1/27 (AMBAC Insured)	500,000	506,295
5% 9/1/27	1,200,000	1,216,788
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	499,960
5% 3/1/31	1,700,000	1,699,881
5% 9/1/31	1,200,000	1,199,916
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 600,000	$ 599,976
5% 9/1/32	1,400,000	1,394,302
5% 8/1/33	1,100,000	1,093,785
5% 9/1/33	2,900,000	2,883,992
5% 9/1/35	1,700,000	1,685,414
5.125% 11/1/24	400,000	408,636
5.25% 2/1/16	500,000	543,480
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	406,180
5.25% 2/1/28	500,000	507,235
5.25% 2/1/33	1,200,000	1,209,324
5.25% 12/1/33	35,000	35,330
5.25% 3/1/38	9,400,000	9,495,316
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	125,000	129,666
5.5% 8/1/27	3,200,000	3,375,200
5.5% 8/1/29	4,300,000	4,496,553
5.5% 4/1/30	5,000	5,111
5.5% 11/1/33	2,200,000	2,256,716
6% 3/1/33	4,300,000	4,738,987
6% 4/1/38	1,500,000	1,630,260
6% 11/1/39	11,280,000	12,301,968
6.5% 4/1/33	5,000,000	5,613,700
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/13	1,165,000	1,240,900
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	2,200,000	2,260,478
Series 2009 D, 5%, tender 7/1/14 (d)	1,800,000	1,960,902
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	983,870
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	2,200,000	2,443,210
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	1,500,000	1,484,745
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (d)	5,000,000	5,033,900
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,168,020
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,010,870
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	$ 2,640,000	$ 2,787,286
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	2,000,000	2,229,580
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,007,100
Series 2005 H, 5% 6/1/18	1,000,000	1,030,650
Series 2005 K, 5% 11/1/16	1,300,000	1,380,600
Series 2009 G1, 5.75% 10/1/30	835,000	851,967
Series 2009 I:
6.125% 11/1/29	500,000	533,520
6.375% 11/1/34	1,400,000	1,500,310
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,779,816
5.75% 11/1/27	5,600,000	6,217,736
6% 11/1/40	5,400,000	5,909,814
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	1,000,000	1,045,130
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,184,150
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	7,600,000	8,265,076
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	879,295
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,026,659
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,970,603
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	176,278
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	202,442
5.75% 1/15/40	300,000	288,825
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	1,000,000	1,163,930
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2005 A:
5% 6/1/45	$ 3,800,000	$ 3,468,146
5% 6/1/45	1,000,000	901,530
Series 2007 A1, 5% 6/1/33	400,000	322,268
5% 6/1/45 (FSA Insured)	75,000	71,544
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,504,240
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,571,974
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	10,000,000	11,106,900
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	600,000	643,554
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	504,235
Series 2007 A2, 5% 7/1/44	5,900,000	6,074,758
Los Angeles Unified School District Series 2002 B, 5% 7/1/22	1,200,000	1,289,424
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,150,729
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	11,111,100
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	974,710
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,492,215
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,213,372
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	792,466
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,024,940
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 C, 4%, tender 2/8/11 (d)	4,100,000	4,174,087
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,683,000
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,378,040
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A: - continued
5% 5/1/24	$ 1,510,000	$ 1,597,338
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	1,000,000	1,080,590
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,210,583
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,015,780
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,248,970
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	342,407
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	4,500,000	3,982,500
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	700,000	787,598
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	996,670
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,133,680
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	1,942,294
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,433,362
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	1,869,609
San Mateo County Cmnty. College District Series 2006 B, 5% 9/1/38	4,400,000	4,500,188
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,052,168
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	10,499,500
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	598,910
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	691,271
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	700,000	729,722
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	8,617,724
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,115,690
Series 2009 O:
5.75% 5/15/30	5,700,000	6,458,784
5.75% 5/15/34	3,060,000	3,435,278
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	563,612
Series 2009 A:
5.125% 7/1/17	200,000	209,934
5.25% 7/1/18	175,000	183,745
5.5% 7/1/19	390,000	412,675
6% 7/1/29	1,000,000	1,042,810
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,280,076
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	490,220
		308,842,382
Colorado - 1.3%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (FSA Insured)	1,300,000	1,410,799
Broomfield Coliseum City & County Ctfs. of Prtn. Series 1999, 6% 12/1/29 (AMBAC Insured)	1,750,000	1,751,435
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,047,500
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	4,500,000	2,759,760
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,027,520
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,661,886
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/13	710,000	702,616
5.3% 7/1/37	300,000	232,692
Series 2001, 6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	2,000,000	2,192,200
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,800,000	$ 1,777,518
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (e)	1,500,000	912,165
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,003,720
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,240,955
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	766,640
Mesa County Residual Rev. Series 1992, 0% 12/1/11 (Escrowed to Maturity) (e)	2,275,000	2,237,508
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,403,575
		24,128,489
District Of Columbia - 1.0%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,648,368
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	963,550
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,302,550
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	202,260
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,607,070
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	5,048,082
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	1,657,038
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	1,019,261
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	1,674,800
		19,122,979
Municipal Bonds - continued
	Principal Amount	Value
Florida - 6.0%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	$ 1,000,000	$ 1,012,530
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,508,350
Series 2007 A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,065,260
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	12,637,766
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,319,700
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	517,420
Florida Board of Ed. Lottery Rev. Series 2001 B, 5% 7/1/20 (FGIC Insured)	1,965,000	2,039,415
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	100,000	102,632
Series 2008 A, 5.375% 7/1/26	5,675,000	6,236,031
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	1,000,000	1,128,040
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	3,005,000	2,743,295
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,100,000	1,114,971
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	1,600,000	1,676,000
Series 2005 A:
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (e)	305,000	349,561
5.125% 11/15/16	495,000	539,550
Series 2005 B:
5% 11/15/30	970,000	962,609
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (e)	130,000	148,993
Series 2005 C, 5% 11/15/31	1,305,000	1,291,402
Series 2006 G:
5% 11/15/16	95,000	104,942
5% 11/15/16 (Escrowed to Maturity) (e)	5,000	5,736
5.125% 11/15/18	965,000	1,036,564
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (e)	35,000	40,411
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	5,000,000	5,367,400
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	$ 1,630,000	$ 1,711,728
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	1,500,000	1,706,880
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29	700,000	675,598
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,053,570
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,700,000	1,727,999
Series 2009 B:
5% 10/1/18	1,600,000	1,667,248
5% 10/1/19	6,005,000	6,246,341
Miami-Dade County Aviation Rev. Series 2010 A, 5.5% 10/1/41	1,500,000	1,522,485
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,463,224
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000,000	1,041,490
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,556,280
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	6,752,640
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	3,200,000	3,347,264
5.75% 10/1/43	1,000,000	1,039,080
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,563,875
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200,000	2,230,954
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	6,000,000	6,267,120
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	7,000,000	8,028,860
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,797,749
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	$ 2,300,000	$ 2,392,391
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,422,567
5% 7/1/17	4,385,000	4,763,250
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	217,472
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,429,055
		114,573,698
Georgia - 2.3%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,000,000	6,193,980
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,082,260
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	1,280,000	1,282,534
Series 2009 A, 6.25% 11/1/39	12,700,000	13,435,203
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,084,923
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2008, 4.95%, tender 4/1/11 (d)	5,000,000	5,181,700
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	4,120,000	2,646,976
Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	3,000,000	1,927,410
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	3,700,000	3,986,713
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,521,840
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,595,000	1,024,740
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,015,410
		44,383,689
Municipal Bonds - continued
	Principal Amount	Value
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	$ 1,900,000	$ 2,083,654
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	5,500,000	6,107,860
		8,191,514
Illinois - 10.1%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (FGIC Insured)	1,065,000	698,267
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	3,368,964
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	7,377,731
Series 2001 A:
5% 1/1/41 (Pre-Refunded to 1/1/11 @ 101) (e)	1,000,000	1,040,190
5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	133,283
Series 2004 A:
5% 1/1/34 (FSA Insured)	1,830,000	1,865,978
5.25% 1/1/29 (FSA Insured)	210,000	219,196
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	990,000	1,125,343
Series 2007 A, 5% 1/1/37	10,000,000	10,249,500
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,025,480
Chicago O'Hare Int'l. Arpt. Rev. Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,321,320
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,294,848
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,072,640
5% 6/1/21	1,000,000	1,057,260
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	2,300,000	2,415,621
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	500,000	523,915
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	319,605
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,170
Des Plaines Pub. Library District 5.5% 1/1/30 (c)	4,210,000	4,574,291
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
DuPage County Cmnty. High School District #108, Lake Park Series 2002, 5.6% 1/1/20 (FSA Insured)	$ 3,175,000	$ 3,395,821
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	1,400,000	1,503,166
Series A, 5.5% 5/1/15 (FGIC Insured)	1,000,000	1,138,380
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	5,600,000	3,261,216
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,049,890
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,396,664
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,218,613
(Alexian Brothers Health Sys. Proj.):
Series 2008, 5.5% 2/15/38	2,000,000	1,966,260
Series 2010, 5.25% 2/15/30	6,500,000	6,343,285
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,532,434
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,136,687
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	1,909,975
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,100,000	2,105,061
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,053,647
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,907,828
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,069,704
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30 (c)	5,000,000	5,150,350
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	5,000,000	5,007,400
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	2,300,000	2,456,354
Series 2009 D, 6.625% 11/1/39	2,300,000	2,456,354
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,589,705
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,571,171
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	$ 3,825,000	$ 4,082,843
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B:
5% 8/15/23	1,800,000	1,897,542
5% 8/15/24	1,995,000	2,086,251
Illinois Gen. Oblig.:
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,573,935
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,127,030
Series 2004 A, 5% 3/1/34	7,200,000	7,189,560
Series 2006, 5.5% 1/1/31	1,000,000	1,073,270
Series 2010, 5% 1/1/23 (FSA Insured)	2,100,000	2,218,440
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,218,581
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	987,130
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,818,260
Illinois Muni. Elec. Agcy. Pwr. Supply Series A:
5% 2/1/35	1,600,000	1,608,064
5.25% 2/1/20	3,360,000	3,595,502
Illinois Sales Tax Rev.:
Series 2000, 6% 6/15/20	300,000	301,509
Series 2001, 5.5% 6/15/15	1,200,000	1,257,480
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,045,780
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	736,802
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,488,459
0% 11/1/20 (FSA Insured)	3,850,000	2,389,426
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (FGIC Insured)	5,025,000	2,953,092
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	726,740
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,076,301
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (e)	260,000	216,715
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	653,780
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 2,109,630
Lake County Forest Preservation District Series 2007 A, 0.522% 12/15/13 (d)	905,000	869,189
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,082,670
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,120,980
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,282,688
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,457,890
Series A:
0% 6/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,250,000	4,488,435
0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,155,000	2,467,904
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,050,271
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	1,948,279
Univ. of Illinois Rev. (Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,305,498
Series 2009 A, 5.75% 4/1/38	4,870,000	5,433,459
Will County Cmnty. Unit School District #201 Series 2004:
0% 11/1/17 (FGIC Insured)	1,190,000	877,458
0% 11/1/23	2,170,000	1,071,568
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	9,600,000	6,375,648
Series 2002:
0% 11/1/14 (FSA Insured)	1,100,000	981,299
0% 11/1/16 (FSA Insured)	1,700,000	1,359,014
0% 11/1/18 (FSA Insured)	5,030,000	3,564,057
Winnebago County School District No. 122 Harlem-Loves Park Rev. Series 1998, 0% 1/1/15 (FSA Insured)	4,280,000	3,631,580
		193,809,576
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 2.3%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,875,000	$ 3,298,286
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,067,730
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,635,197
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,720,434
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,064,810
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,100,000	3,641,167
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,738,233
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	5,000,000	5,259,000
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,623,968
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (d)	2,400,000	2,514,552
Series A5, 5%, tender 8/1/13 (d)	6,200,000	6,850,194
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	777,520
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,055,350
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,107,279
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,560
Muncie School Bldg. Corp. Series 2005, 5.25% 1/10/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,798,591
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	3,000,000	3,099,390
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/27	1,220,000	1,320,479
5% 7/1/35	1,000,000	1,044,760
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	$ 500,000	$ 512,435
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	765,821
		44,975,756
Iowa - 0.3%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	2,000,000	2,136,120
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	2,685,000	2,815,760
		4,951,880
Kansas - 0.3%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/29	1,400,000	1,402,590
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	714,370
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	520,000	559,686
5.25% 7/1/15	200,000	216,762
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,034,900
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	400,000	401,432
5% 11/15/17	1,000,000	1,084,040
		5,413,780
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,241,702
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,321,300
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,614,726
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	5,000,000	5,327,150
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	$ 600,000	$ 627,546
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	518,970
		12,651,394
Louisiana - 0.5%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	605,573
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.) Series 2007, 5% 7/1/18 (CIFG North America Insured)	900,000	907,479
(Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,500,000	1,553,880
5.5% 6/1/41 (FGIC Insured)	4,770,000	4,968,050
New Orleans Gen. Oblig. Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,023,700
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	825,000	825,173
		9,883,855
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	1,983,042
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	2,725,000	2,774,432
Series 2004, 5.25% 7/1/30	1,000,000	1,044,250
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,500,000	1,575,570
		7,377,294
Maryland - 0.6%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	977,480
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	1,400,000	1,542,128
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5% 7/1/17	1,600,000	1,726,512
Series 2010, 5.125% 7/1/39	1,400,000	1,408,540
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	880,000	972,981
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
6% 1/1/38	$ 4,200,000	$ 4,480,602
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,098,328
		12,206,571
Massachusetts - 1.9%
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	1,000,000	1,029,290
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	1,100,000	1,242,703
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (e)	1,100,000	1,247,609
Series 2007 A, 0.737% 5/1/37 (d)	2,000,000	1,522,960
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	953,670
(Northeastern Univ. Proj.) Series 2009 T1, 4.125%, tender 2/16/12 (d)	5,000,000	5,218,850
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	3,000,000	3,249,570
5% 8/15/24	5,000,000	5,380,800
5% 8/15/30	2,500,000	2,617,750
Series 2007 A:
4.5% 8/15/35	1,600,000	1,609,776
5% 8/15/22 (AMBAC Insured)	2,890,000	3,175,994
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series 1997 A, 5% 1/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200,000	7,203,600
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,040,000	2,230,128
		36,682,700
Michigan - 3.4%
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	1,400,000	1,487,710
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,600,000	1,684,912
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	$ 1,200,000	$ 1,432,752
Series 2006, 5% 7/1/36	2,300,000	2,228,102
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,009,070
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,090,220
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,735,196
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,616,850
7% 7/1/36 (FSA Insured)	1,400,000	1,601,348
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,549,651
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,469,800
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,201,475
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,200,000	1,334,844
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	818,504
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,469,037
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	3,889,770
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	2,030,760
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,482,435
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	3,823,960
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,056,820
Series 2009, 5% 10/1/26	4,165,000	4,630,106
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (d)	4,250,000	4,702,710
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	836,820
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	$ 1,700,000	$ 1,893,987
5% 5/1/23 (FSA Insured)	5,275,000	5,625,207
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	1,071,351
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,678,572
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,303,264
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,010,272
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,066,230
		65,831,735
Minnesota - 1.9%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,726,947
Elk River Independent School District #728 Series 2002 A:
5.25% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (e)	3,450,000	3,786,030
5.25% 2/1/20 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (e)	2,850,000	3,127,590
Maple Grove Health Care Sys. Rev. Series 2007, 5.25% 5/1/28	1,000,000	1,005,800
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,501,211
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,091,490
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,230,880
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,417,081
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	957,600
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	665,602
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,066,936
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	$ 1,225,000	$ 1,359,199
Series 2009, 5.75% 7/1/39	6,690,000	6,708,264
		36,644,630
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/11	1,050,000	1,091,087
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,563,390
		2,654,477
Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth. (Southeast Missouri Hosp. Proj.) Series 2007, 5% 6/1/10	1,050,000	1,051,334
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,110,930
Missouri Envir. Impt. & Energy Resources Auth. Poll. Cont. Rev. (Associated Elec. Coop., Inc. Proj.) Series 2008, 4.375%, tender 3/1/11 (d)	5,000,000	5,126,500
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/21	125,000	133,709
5.125% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (e)	875,000	969,343
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34 (c)	2,100,000	2,082,066
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	500,000	519,520
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	500,000	518,105
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	944,944
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	786,741
		13,243,192
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	2,900,000	2,943,906
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.669% 12/1/17 (d)	$ 1,000,000	$ 830,060
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	2,070,460
Lancaster County Hosp. Auth. #1 Health Facilities Rev. (Immanuel Med. Ctr., Inc. Proj.) Series 2010, 5.5% 1/1/30	1,105,000	1,104,912
Nebraska Pub. Pwr. District Rev. Series 2007 B, 5% 1/1/19 (FSA Insured)	5,000,000	5,551,050
Omaha Gen. Oblig. Series 2000, 5.75% 12/1/14 (Pre-Refunded to 12/1/10 @ 101) (e)	380,000	395,626
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,031,860
		11,983,968
Nevada - 0.8%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	1,000,000	1,045,360
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	250,000	251,513
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	1,000,000	1,050,840
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,519,560
5.625% 7/1/32	10,730,000	11,775,960
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	540,800
		16,184,033
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	2,933,872
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	285,000	289,600
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Obligated Group Proj.) Series 2002, 5.5% 8/1/27 (FSA Insured)	1,000,000	1,034,790
		4,258,262
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	$ 600,000	$ 694,626
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/13	4,650,000	5,062,781
5% 6/15/14	5,000,000	5,497,700
5.125% 6/15/24	1,500,000	1,594,725
5.25% 6/15/28	1,000,000	1,054,740
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	600,000	625,296
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,130
5.25% 3/1/23	1,000,000	1,075,600
5.25% 3/1/25	800,000	856,456
5.25% 3/1/26	600,000	640,422
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,500,000	2,865,000
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (e)	1,430,000	1,624,838
New Jersey Trans. Trust Fund Auth.:
Series 2003 C, 5.5% 6/15/22 (Pre-Refunded to 6/15/13 @ 100) (e)	1,500,000	1,701,795
Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	446,600
		24,821,709
New York - 11.8%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	600,000	651,486
5.75% 5/1/21	500,000	532,140
Series 2004:
5.75% 5/1/17	1,400,000	1,542,058
5.75% 5/1/24 (FSA Insured)	2,225,000	2,394,412
5.75% 5/1/26	525,000	561,556
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	1,500,000	1,448,535
5% 2/15/47	1,700,000	1,641,673
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,034,870
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 2003 J:
5.5% 6/1/19	$ 575,000	$ 620,385
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (e)	225,000	255,263
Series 2005 F1, 5.25% 9/1/14	700,000	794,353
Series 2005 G:
5% 8/1/15	2,800,000	3,166,604
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,176,760
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,388,804
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,086,450
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	6,100,000	6,889,157
Series 2009 I-1, 5.625% 4/1/29	1,000,000	1,111,200
Series F-1, 5% 9/1/25	3,000,000	3,185,190
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	985,190
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,002,620
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	200,000	205,646
Series 2003 E, 5% 6/15/34	1,200,000	1,241,124
Series 2005 D:
5% 6/15/37	300,000	313,308
5% 6/15/38	2,500,000	2,609,725
Series 2006 C:
4.75% 6/15/33	1,420,000	1,444,026
4.75% 6/15/33	6,200,000	6,304,904
Series 2007 DD:
4.75% 6/15/35	2,285,000	2,319,321
4.75% 6/15/36	1,065,000	1,079,708
Series 2009 A, 5.75% 6/15/40	5,400,000	6,108,750
Series 2009 EE, 5.25% 6/15/40	2,900,000	3,117,065
Series FF 2, 5.5% 6/15/40	4,800,000	5,364,432
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,385,718
6% 7/15/38	13,000,000	14,849,250
Series 2009 S3, 5.25% 1/15/39	7,000,000	7,420,350
Series 2009 S4, 5.75% 1/15/39	2,500,000	2,787,350
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	$ 17,245,000	$ 18,346,594
6% 11/1/28 (b)	3,000,000	3,213,720
Series 2003 B, 5.25% 2/1/29 (b)	1,855,000	1,911,596
Series 2004 B:
5% 8/1/32	4,195,000	4,322,276
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100) (e)	5,000	5,637
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,028,050
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D, 5% 3/15/20	3,500,000	3,855,635
Series 2008 B, 5.75% 3/15/36	4,300,000	4,849,712
Series 2009 A, 5% 2/15/34	1,750,000	1,849,155
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,064,180
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,000,000	2,105,840
Series 2007 A, 5% 7/1/14	1,000,000	1,048,820
Series 2007 B, 5.25% 7/1/24	400,000	410,036
(State Univ. Edl. Facilities Proj.) Series 2002 B, 5.25%, tender 5/15/12 (FGIC Insured) (d)	3,900,000	4,203,225
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/34	2,000,000	2,089,380
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,084,200
5.25% 11/15/19 (FGIC Insured)	3,000,000	3,344,970
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,118,557
Series 2008 A, 5.25% 11/15/36	4,600,000	4,738,184
Series 2008 C, 6.5% 11/15/28	3,600,000	4,174,308
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,083,420
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,054,320
Series 2007 H:
5% 1/1/25	4,000,000	4,220,840
5% 1/1/26	2,500,000	2,624,625
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	$ 2,000,000	$ 2,194,020
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,900,000	2,071,000
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	855,000	918,552
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/22 (AMBAC Insured)	2,400,000	2,551,488
5.5% 6/1/14	345,000	346,052
5.5% 6/1/15	1,900,000	1,906,612
5.5% 6/1/16	3,200,000	3,210,368
5.5% 6/1/17	9,200,000	9,607,008
Series 2003B 1C:
5.5% 6/1/14	300,000	300,915
5.5% 6/1/15	4,085,000	4,099,216
5.5% 6/1/17	6,650,000	6,944,196
5.5% 6/1/18	8,030,000	8,563,754
5.5% 6/1/19	1,100,000	1,187,835
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,077,100
5.5% 6/1/21	4,060,000	4,361,861
5.5% 6/1/22	1,100,000	1,177,440
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.) Series 2008 C, 5% 11/15/38	6,000,000	6,301,500
		226,585,580
North Carolina - 0.9%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,924,884
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	1,000,000	1,072,380
5% 7/1/22	1,965,000	2,092,096
5% 7/1/23	2,075,000	2,193,379
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,185,269
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,290,900
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	185,000	187,507
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	$ 600,000	$ 617,628
Series 2009 B, 5% 1/1/26	3,200,000	3,317,408
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,074,790
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,035,460
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,604,205
		17,595,906
North Dakota - 0.5%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.):
Series 2008 D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000,000	4,908,450
Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,505,025
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,772,485
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,003,134
		9,189,094
Ohio - 1.4%
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	4,700,000	4,822,764
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,562,900
Series A-2:
5.875% 6/1/47	2,700,000	2,019,276
6.5% 6/1/47	2,900,000	2,382,814
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,235,591
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,192,307
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,521,275
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (d)	1,600,000	1,678,304
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	1,700,000	1,782,127
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	$ 4,000,000	$ 4,430,200
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	35,000	37,129
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,312,236
		25,976,923
Oklahoma - 0.5%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,077,770
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/39	1,400,000	1,476,706
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,177,160
5.5% 8/15/22	2,400,000	2,584,776
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,329,501
		8,645,913
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2009 A, 5.5% 7/15/35	1,000,000	1,032,690
Series 2009 B, 5%, tender 7/15/12 (d)	8,000,000	8,392,640
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,800,000	1,880,568
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	1,000,000	1,003,970
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	496,496
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,147,740
		13,954,104
Pennsylvania - 1.6%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,695,584
Series B, 5% 6/15/15	2,000,000	2,238,460
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev.: - continued
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	$ 1,000,000	$ 1,066,540
5% 8/15/20	3,000,000	3,232,860
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,318,428
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,021,330
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,033,690
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	601,225
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	484,744
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 2.25%, tender 5/1/15 (d)	5,000,000	5,000,000
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (e)	700,000	811,496
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22 (Pre-Refunded to 1/15/11 @ 101) (e)	1,000,000	1,048,910
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	520,915
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	609,504
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	1,938,195
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,583,800
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,159,770
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	311,448
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	1,000,000	1,028,320
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,492,875
		30,198,094
Puerto Rico - 0.4%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	1,400,000	1,446,396
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	$ 1,500,000	$ 1,590,525
Puerto Rico Muni. Fin. Agcy. Series 2005 A, 5% 8/1/11	1,000,000	1,038,000
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	800,000	850,440
5.75%, tender 7/1/17 (d)	1,500,000	1,617,330
Series N, 5.5% 7/1/22	1,300,000	1,356,069
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	2,400,000	379,752
		8,278,512
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,076,720
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,500,127
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Brown Univ. Proj.) Series 2009 A, 5% 9/1/39	2,500,000	2,658,775
		5,235,622
South Carolina - 1.1%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. Series 2002, 5.5% 7/15/17 (FSA Insured)	1,790,000	1,883,098
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,807,558
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,064,750
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,089,110
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,092,270
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,010,058
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	600,000	588,288
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,793,752
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	2,887,623
Series 2004 A, 5% 1/1/39	2,400,000	2,456,952
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	$ 1,115,000	$ 1,144,915
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,600,000	1,726,400
		21,544,774
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009, 5.25% 11/1/29	1,500,000	1,546,335
Tennessee - 0.7%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	1,060,190
5% 12/15/15	2,525,000	2,670,188
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (Escrowed to Maturity) (e)	2,125,000	2,277,724
6.25% 7/1/13 (Escrowed to Maturity) (e)	2,255,000	2,481,131
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,521,780
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	2,000,000	2,107,260
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,753,363
		13,871,636
Texas - 13.2%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,079,520
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,703,835
Austin Elec. Util. Sys. Rev. Series 2001, 7.25% 11/15/10 (FSA Insured)	1,000,000	1,035,590
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,153,430
Austin Util. Sys. Rev. 0% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,970,000	7,968,406
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,058,290
5.25% 2/15/42	3,255,000	3,436,889
Beaumont Independent School District Series 2009, 5% 2/15/24 (Assured Guaranty Corp. Insured)	1,025,000	1,097,201
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	$ 1,715,000	$ 1,810,097
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,387,805
5.375% 5/1/19 (FSA Insured)	215,000	225,722
Birdville Independent School District 0% 2/15/11	3,665,000	3,647,665
Boerne Independent School District Series 2004, 5.25% 2/1/35	25,000	25,723
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	1,100,000	1,198,285
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,088,200
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,769,649
Comal Independent School District:
Series 1996, 0% 2/1/16	2,235,000	1,911,841
Series 2007, 5% 2/1/36	5,000,000	5,178,550
Cotulla Independent School District Series 2007, 5.25% 2/15/37	4,170,000	4,425,663
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	530,210
Cypress-Fairbanks Independent School District Series A, 0% 2/15/14	500,000	465,350
Dallas Area Rapid Transit Sales Tax Rev.:
5% 12/1/36	7,900,000	8,241,043
5.25% 12/1/38	5,615,000	6,043,930
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A, 5% 11/1/22	1,500,000	1,590,255
Dallas Independent School District Series 2008, 6.375% 2/15/34	500,000	587,430
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,148,860
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,000,000	1,041,320
East Central Independent School District Series 2002, 5.625% 8/15/17 (f)	1,035,000	1,113,060
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,065,190
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,789,646
Garland Independent School District Series 2001, 5.5% 2/15/19	5,000	5,015
Granbury Independent School District 0% 8/1/19	1,000,000	717,230
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	$ 1,000,000	$ 1,028,680
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,887,960
Series 2008 B, 5.25% 8/15/47	9,500,000	9,920,470
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,360,356
Houston Independent School District:
Series 2005 A, 0% 2/15/16	2,800,000	2,392,600
Series A, 0% 8/15/11	6,400,000	6,339,072
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	3,100,000	3,224,186
Humble Independent School District Series 2009, 5% 2/15/34	1,400,000	1,460,522
Judson Independent School District Series 2005 B, 5% 2/1/23 (FSA Insured)	1,245,000	1,304,063
Keller Independent School District (School Bldg. Proj.) Series 2009, 5.25% 2/15/24	2,385,000	2,674,968
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	643,368
Lewisville Independent School District 0% 8/15/18	1,025,000	774,757
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,058,740
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,500,000	1,570,455
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5% 5/15/33	600,000	601,662
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	4,806,270
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	5,373,350
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,399,180
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,353,937
Mansfield Independent School District 5.5% 2/15/17	15,000	15,912
Matagorda County Navigation District No. 1 Poll. Cont. Rev. (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (d)	3,000,000	3,098,280
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	$ 1,120,000	$ 1,248,778
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,286,624
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,343,429
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,164,600
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,084,170
5% 6/1/25	2,100,000	2,254,077
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	1,000,000	1,034,410
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,002,890
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,135,090
North Texas Tollway Auth. Rev.:
Series 2008 A:
6% 1/1/24	1,000,000	1,094,810
6% 1/1/25	6,000,000	6,516,300
Series 2008 E3, 5.75%, tender 1/1/16 (d)	5,000,000	5,558,900
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,299,310
Series 2009 A, 6.25% 1/1/39	3,000,000	3,289,320
Northside Independent School District Series 2009, 2.1%, tender 6/1/11 (d)	3,100,000	3,143,586
Odessa Wtr. & Swr. Rev. Series 2001, 5.5% 4/1/11 (FSA Insured)	750,000	783,068
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (FGIC Insured)	2,010,000	2,068,531
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	420,808
Series 2007, 5.375% 8/15/33	2,400,000	2,581,320
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) Series 2000, 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (e)	200,000	200,306
Rockdale Independent School District Series 2007, 5.25% 2/15/37	800,000	842,648
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (e)	$ 3,000,000	$ 3,228,360
Series 2008:
5% 2/1/22	1,000,000	1,103,720
5% 2/1/24	1,000,000	1,095,190
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	3,805,000	3,952,634
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,489,248
Socorro Independent School District Series 2001, 5.375% 8/15/18	60,000	62,339
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,063,420
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	1,947,276
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,040,090
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,872,105
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2010 A, 5% 12/1/33	2,400,000	2,425,896
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	2,430,000	2,467,058
Series 2008, 4.75% 4/1/37	11,285,000	11,380,810
Series 2007, 5% 4/1/37	10,000,000	10,438,300
0% 10/1/13	1,000,000	934,470
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	1,995,997
0% 9/1/16 (Escrowed to Maturity) (e)	15,000	12,708
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,073,989
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,300,000	2,411,274
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	1,875,000	1,881,581
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,236,050
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2009, 5%, tender 2/15/11 (d)	$ 1,900,000	$ 1,949,837
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	1,300,000	1,443,910
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000,000	1,115,790
Series B, 5.375% 7/15/16	1,000,000	1,002,960
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000,000	1,099,570
Waller Independent School District 5.5% 2/15/33	5,100,000	5,585,265
Waxahachie Independent School District (School Bldg. Proj.) Series 2007, 5% 8/15/37	10,200,000	10,657,980
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,150,000	1,203,280
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,147
		254,358,917
Utah - 0.3%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,259,328
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,264,393
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	1,908,825
		6,432,546
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	200,000	202,624
6.125% 12/1/27 (AMBAC Insured)	300,000	301,965
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,056,936
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,034,690
		5,596,215
Virginia - 0.7%
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2004 A, 1.8%, tender 11/1/10 (d)	4,000,000	4,000,000
Municipal Bonds - continued
	Principal Amount	Value
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	$ 6,000,000	$ 6,633,960
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. (Sentara Healthcare Proj.) Series 2010, 5% 11/1/40	3,000,000	3,063,870
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	600,000	605,472
		14,303,302
Washington - 3.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	456,504
Energy Northwest Elec. Rev. (#1 Proj.) Series 2002 B, 6% 7/1/17	2,000,000	2,195,980
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,095,000	1,169,799
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,144,570
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,039,570
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,115,000	4,436,546
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	8,405,551
Series 2009, 5.25% 1/1/42	1,000,000	1,066,510
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	7,336,800
Series 2001 C, 5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (e)	500,000	516,095
Series 2006 A, 5% 7/1/24 (FSA Insured)	1,595,000	1,728,023
Series B, 5% 7/1/28	1,000,000	1,068,210
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	3,179,800
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,739,550
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	3,000,000	3,141,600
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,000,000	5,157,100
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	$ 1,500,000	$ 1,605,540
Series 2010 A, 5.25% 8/15/20	2,325,000	2,470,406
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	3,799,696
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,796,813
Series 2006 D, 5.25% 10/1/33	2,000,000	2,067,020
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,267,672
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12 (FSA Insured)	1,200,000	1,313,112
Yakima County Gen. Oblig. Series 2002, 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,071,440
		68,173,907
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,348,685
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,022,580
		2,371,265
Wisconsin - 0.6%
Badger Tobacco Asset Securitization Corp. 6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (e)	600,000	666,630
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605,000	634,191
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,132,340
Wisconsin Gen. Oblig. Series 2006 1, 5% 5/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	500,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 E, 5% 11/15/30	3,100,000	3,163,550
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,158,480
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	947,910
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Marshfield Clinic Proj.):
Series B, 6% 2/15/25	$ 1,000,000	$ 1,007,250
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	800,000	799,632
		11,009,983
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,600,000	1,713,024
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (e)	1,585,000	1,651,998
		3,365,022
TOTAL MUNICIPAL BONDS (Cost $1,797,086,873)		1,859,359,862
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $3,800,000)	3,800,000	3,932,240
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $1,800,886,873)		1,863,292,102
NET OTHER ASSETS - 3.0%		57,121,077
NET ASSETS - 100%		$ 1,920,413,179
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,113,060 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District Series 2002, 5.625% 8/15/17	8/16/02	$ 1,140,280
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,800,814,267. Net unrealized appreciation aggregated $62,477,835, of which $71,467,321 related to appreciated investment securities and $8,989,486 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2010